CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS)		12 Months Ended
		Jun. 30, 2023 CNY (¥) ¥ / shares shares		Jun. 30, 2023 USD ($) $ / shares shares	Jun. 30, 2022 CNY (¥) ¥ / shares shares		Jun. 30, 2021 CNY (¥) ¥ / shares shares
Revenue		¥ 67,114,378		$ 9,255,496	¥ 83,777,571		¥ 47,938,575
Cost of revenue		48,247,395		6,653,620	64,352,834		40,723,547
Gross profit		18,866,983		2,601,876	19,424,737		7,215,028
Selling and distribution expenses		10,638,978		1,467,182	10,150,802		8,038,965
General and administrative expenses		76,784,396		10,589,052	83,281,958		45,949,157
Allowance for (net recovery of) credit losses		(9,038,985)		(1,246,533)	(658,823)		8,191,247
Impairment loss of property and equipment and other long-lived assets		1,009,124		139,165	0		768,312
Research and development expenses		8,806,205		1,214,431	8,964,217		5,846,295
Operating expenses		88,199,718		12,163,297	101,738,154		68,793,976
Loss from operations		(69,332,735)		(9,561,421)	(82,313,417)		(61,578,948)
Other income (expenses)
Subsidy income		325,425		44,878	11,993		355,667
Interest income		13,603,487		1,876,007	5,367,979		918,629
Interest expense		(2,514,850)		(346,814)	(1,522,526)		(2,210,005)
Income (loss) from investment in unconsolidated entity		0		0	15,411		(266,707)
Gain in fair value changes of warrants liability		6,116,000		843,435	174,485,575		35,365,792
Remeasurement gain of previously held equity interests in connection with step acquisition		0		0	0		979,254
Foreign exchange transaction gain (loss)		241,652		33,325	(118,456)		(146,898)
Impairment loss on goodwill and intangible assets		(9,980,002)		(1,376,305)	(2,266,893)		0
Other income		82,970		11,442	15,855		192,137
Other income, net		7,874,682		1,085,968	175,988,938		35,187,869
Income (loss) before income tax		(61,458,053)		(8,475,453)	93,675,521		(26,391,079)
Income tax expenses (benefit)		18,339		2,529	(613,874)		(524,251)
Net income (loss)		(61,476,392)		(8,477,982)	94,289,395		(25,866,828)
Less: Net loss attributable to non-controlling interests		(2,309,091)		(318,438)	(1,297,400)		(3,034,094)
Net income (loss) attributable to Recon Technology, Ltd		(59,167,301)		(8,159,544)	95,586,795		(22,832,734)
Comprehensive income (loss)
Net income (loss)		(61,476,392)		(8,477,982)	94,289,395		(25,866,828)
Foreign currency translation adjustment		23,819,712		3,284,889	9,332,625		(850,895)
Comprehensive income (loss)		(37,656,680)		(5,193,093)	103,622,020		(26,717,723)
Less: Comprehensive loss attributable to non- controlling interests		(2,309,091)		(318,438)	(1,297,400)		(3,034,094)
Comprehensive income (loss) attributable to Recon Technology, Ltd		¥ (35,347,589)		$ (4,874,655)	¥ 104,919,420		¥ (23,683,629)
Earning (loss) per ordinary share -Basic | (per share)		¥ (27.43)		$ (3.78)	¥ 55.52	[1]	¥ (30.04)	[1]
Earning (loss) per ordinary share -Diluted | (per share)		¥ (27.43)	[1]	$ (3.78)	¥ 55.52	[1]	¥ (30.04)	[1]
Weighted average shares -Basic	[1]	2,157,158		2,157,158	1,721,529		760,116
Weighted average shares -Diluted	[1]	2,157,158		2,157,158	1,721,529		760,116
Third parties
Revenue		¥ 67,114,378		$ 9,255,496	¥ 83,777,571		¥ 47,852,918
Cost of revenue		48,247,395		6,653,620	64,352,834		40,723,547
Related party
Revenue		¥ 0		$ 0	¥ 0		¥ 85,657

[1]	Retrospectively restated for the 1-for-18 reverse stock split on May 1, 2024.